Segments (Segment Table) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 BusinessSegment	Dec. 31, 2013		Dec. 31, 2012
Segment Information
Revenue	$ 92,793	$ 98,367	[1]	$ 102,874	[1]
Pre-tax income from continuing operations	19,986	20,244	[1]	22,540	[1]
Number of business segments	5
Total Segments
Segment Information
Revenue	92,418	97,889	[1]	102,297	[1]
Global Technology Services
Segment Information
Revenue	37,130	38,551		40,236
Global Business Services
Segment Information
Revenue	17,825	18,396		18,566
Software
Segment Information
Revenue	25,434	25,932		25,448
Systems and Technology
Segment Information
Revenue	9,996	12,988	[1]	16,034	[1]
Global Financing
Segment Information
Revenue	2,034	2,022		2,013
Business Segments
Segment Information
Revenue	100,527	105,732	[1]	110,193	[1]
Pre-tax income from continuing operations	22,262	23,687	[1]	24,653	[1]
Business Segments | Total Segments
Segment Information
Revenue	100,527	105,732	[1]	110,193	[1]
Pre-tax income from continuing operations	22,262	23,687	[1]	24,653	[1]
Revenue year-to-year change (as a percent)	(4.90%)	(4.00%)	[1]	(2.10%)	[1]
Pre-tax income year-to-year change (as a percent)	(6.00%)	(3.90%)	[1]	5.40%	[1]
Pre-tax income margin (as a percent)	22.10%	22.40%	[1]	22.40%	[1]
Business Segments | Global Technology Services
Segment Information
Revenue	38,063	39,615		41,402
Pre-tax income from continuing operations	6,340	6,983		6,961
Revenue year-to-year change (as a percent)	(3.90%)	(4.30%)		(1.70%)
Pre-tax income year-to-year change (as a percent)	(9.20%)	0.30%		10.80%
Pre-tax income margin (as a percent)	16.70%	17.60%		16.80%
Business Segments | Global Business Services
Segment Information
Revenue	18,367	19,109		19,286
Pre-tax income from continuing operations	2,999	3,214		2,983
Revenue year-to-year change (as a percent)	(3.90%)	(0.90%)		(4.00%)
Pre-tax income year-to-year change (as a percent)	(6.70%)	7.70%		(0.80%)
Pre-tax income margin (as a percent)	16.30%	16.80%		15.50%
Business Segments | Software
Segment Information
Revenue	28,931	29,123		28,722
Pre-tax income from continuing operations	10,699	11,106		10,810
Revenue year-to-year change (as a percent)	(0.70%)	1.40%		1.80%
Pre-tax income year-to-year change (as a percent)	(3.70%)	2.70%		8.40%
Pre-tax income margin (as a percent)	37.00%	38.10%		37.60%
Business Segments | Systems and Technology
Segment Information
Revenue	10,643	13,581	[1]	16,710	[1]
Pre-tax income from continuing operations	34	213	[1]	1,866	[1]
Revenue year-to-year change (as a percent)	(21.60%)	(18.70%)	[1]	(7.00%)	[1]
Pre-tax income year-to-year change (as a percent)	(84.10%)	(88.60%)	[1]	(11.60%)	[1]
Pre-tax income margin (as a percent)	0.30%	1.60%	[1]	11.20%	[1]
Business Segments | Global Financing
Segment Information
Revenue	4,522	4,304		4,073
Pre-tax income from continuing operations	2,189	2,171		2,034
Revenue year-to-year change (as a percent)	5.10%	5.70%		(2.90%)
Pre-tax income year-to-year change (as a percent)	0.80%	6.80%		1.10%
Pre-tax income margin (as a percent)	48.40%	50.40%		49.90%
Internal transactions
Segment Information
Revenue	(8,108)	(7,843)	[1]	(7,896)	[1]
Pre-tax income from continuing operations	(1,914)	(1,480)	[1]	(1,197)	[1]
Internal transactions | Total Segments
Segment Information
Revenue	(8,108)	(7,843)	[1]	(7,896)	[1]
Internal transactions | Global Technology Services
Segment Information
Revenue	(934)	(1,063)		(1,166)
Internal transactions | Global Business Services
Segment Information
Revenue	(543)	(714)		(719)
Internal transactions | Software
Segment Information
Revenue	(3,496)	(3,191)		(3,274)
Internal transactions | Systems and Technology
Segment Information
Revenue	(647)	(593)	[1]	(676)	[1]
Internal transactions | Global Financing
Segment Information
Revenue	$ (2,488)	$ (2,282)		$ (2,060)

[1]	Reclassifed to reflect discontinued operation presentation.